UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Target 2011 Fund

(formerly Scudder Target 2011 Fund)

	Shares	Value ($)

Common Stocks 28.8%
Consumer Discretionary 2.9%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,800	210,834
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	8,190	283,128
Household Durables 0.6%
Black & Decker Corp.	2,800	262,108
Pulte Homes, Inc.	3,030	113,171
Ryland Group, Inc.	1,730	109,180

		484,459
Media 0.3%
News Corp. "A"	6,650	114,114
Omnicom Group, Inc.	470	42,305
Time Warner, Inc.	2,560	44,544

		200,963
Multiline Retail 0.6%
Federated Department Stores, Inc.	2,030	158,035
J.C. Penney Co., Inc.	5,680	371,813

		529,848
Specialty Retail 0.4%
Home Depot, Inc.	3,860	154,130
Staples, Inc.	6,755	178,399

		332,529
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	4,810	158,826
Polo Ralph Lauren Corp.	2,470	149,979

		308,805
Consumer Staples 2.7%
Beverages 1.2%
Coca-Cola Co.	15,440	647,863
PepsiCo, Inc.	5,360	312,166

		960,029
Food Products 0.3%
Kellogg Co.	5,300	245,443
Household Products 0.8%
Procter & Gamble Co.	12,140	706,669
Tobacco 0.4%
Altria Group, Inc.	4,820	352,631
Energy 2.8%
Energy Equipment & Services 0.6%
Cooper Cameron Corp.*	3,790	190,409
Halliburton Co.	1,900	148,485

Schlumberger Ltd.	2,540	175,616

		514,510
Oil, Gas & Consumable Fuels 2.2%
Amerada Hess Corp.	3,360	481,387
ExxonMobil Corp.	12,284	774,875
Occidental Petroleum Corp.	2,270	233,220
Talisman Energy, Inc.	2,170	122,562
Valero Energy Corp.	3,440	222,705

		1,834,749
Financials 6.2%
Banks 1.3%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,900	150,765
Wachovia Corp.	7,520	450,072
Wells Fargo & Co.	6,500	446,485

		1,047,322
Capital Markets 3.5%
Bank of New York Co., Inc.	13,830	486,124
Lehman Brothers Holdings, Inc.	3,850	581,927
Mellon Financial Corp.	4,560	171,593
Merrill Lynch & Co., Inc.	8,070	615,418
Morgan Stanley	3,940	253,342
The Goldman Sachs Group, Inc.	3,820	612,308
UBS AG (Registered)	1,370	160,085

		2,880,797
Diversified Financial Services 1.1%
Bank of America Corp.	13,440	670,925
JPMorgan Chase & Co.	5,620	255,036

		925,961
Insurance 0.3%
MetLife, Inc.	5,460	284,466
Health Care 3.6%
Biotechnology 0.2%
Amgen, Inc.*	2,560	173,312
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	11,340	427,518
C.R. Bard, Inc.	3,630	270,290
Hospira, Inc.*	3,110	119,890

		817,698
Health Care Providers & Services 1.1%
Cardinal Health, Inc.	2,900	195,315
UnitedHealth Group, Inc.	9,940	494,416
WellPoint, Inc.*	2,710	192,410

		882,141
Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.*	3,750	117,938
Johnson & Johnson	4,170	244,404
Novartis AG (ADR)	6,500	373,815
Pfizer, Inc.	8,580	217,331
Teva Pharmaceutical Industries Ltd. (ADR)	3,070	124,335

		1,077,823

Industrials 3.4%
Aerospace & Defense 1.2%
Boeing Co.	4,320	360,504
United Technologies Corp.	10,210	641,290

		1,001,794
Electrical Equipment 0.5%
Emerson Electric Co.	4,620	392,469
Industrial Conglomerates 1.7%
General Electric Co.	24,350	842,266
Tyco International Ltd.	20,510	540,439

		1,382,705
Information Technology 4.4%
Communications Equipment 1.2%
Cisco Systems, Inc.*	16,930	354,683
Motorola, Inc.	8,750	186,812
QUALCOMM, Inc.	8,090	415,341

		956,836
Computers & Peripherals 0.4%
Apple Computer, Inc.*	1,740	122,479
International Business Machines Corp.	2,400	197,616

		320,095
Internet Software & Services 0.7%
eBay, Inc.*	10,860	373,692
Google, Inc. "A"*	400	167,176

		540,868
IT Consulting & Services 0.3%
Automatic Data Processing, Inc.	6,520	287,402
Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	8,890	159,576
ASML Holding NV (NY Registered Shares)*	10,200	215,730
Marvell Technology Group Ltd.*	5,170	295,155

		670,461
Software 1.0%
Adobe Systems, Inc.*	6,540	256,368
Electronic Arts, Inc.*	2,590	147,112
Microsoft Corp.	17,040	411,516

		814,996
Materials 0.9%
Chemicals 0.7%
Dow Chemical Co.	7,850	318,789
PPG Industries, Inc.	3,990	267,809

		586,598
Metals & Mining 0.2%
Companhia Vale do Rio Doce (ADR)	3,660	188,563
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	8,120	212,825
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	22,820	565,936
Utilities 1.0%
Electric Utilities 0.5%
Allegheny Energy, Inc.*	5,420	193,114

Exelon Corp.			3,980	214,920

				408,034
Independent Power Producers & Energy Traders 0.5%
Constellation Energy Group			3,450	189,474
TXU Corp.			3,920	194,550

				384,024

Total Common Stocks (Cost $20,610,872)				23,767,723
			Principal Amount ($)	Value ($)

US Treasury Obligations 71.4%
US Treasury STRIPS 4.924%**, 8/15/2011 (Cost $55,506,590)			76,242,000	58,928,890
			Contracts	Value ($)

Callable Options Purchased 0.0%
Amerada Hess Corp (Cost $1,051)			22	1,210
			Shares	Value ($)

Cash Equivalents 0.1%
Cash Management QP Trust, 4.78% (a) (Cost $105,211)			105,211	105,211
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 76,223,724)			100.3	82,803,034
Other Assets and Liabilities, Net			(0.3)	(267,319)

Net Assets			100.0	82,535,715

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.
At April 30, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	22	5/20/2006	160.0	(1,210)
Total outstanding written options (premiums received $14,000)				(1,210)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2011 Fund, a series of DWS Target Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006